COMMITMENTS AND CONTINGENCIES (Details Narrative)			3 Months Ended	12 Months Ended
	May 01, 2022 USD ($)	Apr. 30, 2022 USD ($)	Mar. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Monthly rent	$ 2,300	$ 2,100	$ 2,300	$ 2,300
Operating lease term			3 years	3 years
Area of land | ft²			5,000	5,000
Lease liability			$ 82,242	$ 88,031		$ 135,182
Lease assets			$ 79,666	$ 85,674	$ 108,863	$ 135,182